QUARTERLY DATA (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Data Unaudited [Line Items]
Total interest income	$ 6,518	$ 6,699	$ 6,502	$ 6,338	$ 6,398	$ 6,354	$ 6,141	$ 6,029
Total interest expense	1,021	1,058	1,115	1,138	1,202	1,251	1,318	1,381	4,332	5,152	7,320
Net interest income	5,497	5,641	5,387	5,200	5,196	5,103	4,823	4,648	21,725	19,770	17,320
Provision for loan losses	1,250	650	700	650	875	1,300	275	425	3,250	2,875	1,750
Net interest income after provision for loan losses	4,247	4,991	4,687	4,550	4,321	3,803	4,548	4,223
Total noninterest income	1,279	1,065	1,113	1,017	1,030	932	989	954	4,474	3,905	4,094
Total noninterest expense	3,489	3,716	3,600	3,552	3,829	3,297	3,362	3,597	14,357	14,085	12,847
Income before income taxes	2,037	2,340	2,200	2,015	1,522	1,438	2,175	1,580	8,592	6,715	6,817
Income taxes	420	593	519	446	304	256	509	310	2,438	2,042	2,415
Net Income	$ 1,617	$ 1,747	$ 1,681	$ 1,569	$ 1,218	$ 1,182	$ 1,666	$ 1,270	$ 6,614	$ 5,336	$ 5,159
Earnings per share:
Basic	$ 1.00	$ 1.09	$ 1.05	$ 0.98	$ 0.76	$ 0.73	$ 1.04	$ 0.79	$ 4.12	$ 3.34	$ 3.24
Diluted	$ 1.00	$ 1.09	$ 1.05	$ 0.98	$ 0.76	$ 0.73	$ 1.04	$ 0.79	$ 4.12	$ 3.31	$ 3.24
Weighted-average shares outstanding:
Basic	1,608,698	1,600,248	1,599,646	1,599,646	1,599,646	1,623,718	1,598,218	1,598,218	1,602,073	1,598,840	1,592,038
Diluted	1,613,988	1,609,699	1,601,680	1,599,974	1,599,903	1,625,183	1,599,205	1,600,252	1,604,877	1,610,499	1,593,035